Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Schedule of Company's Property, Plant and Equipment
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2020			January 31, 2019
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$936.2	$622.7	$313.5	$844.8	$552.4	$292.4
Equipment	854.0	450.4	403.6	757.9	409.8	348.1
Building	399.2	151.8	247.4	353.0	136.4	216.6
Land	62.9	—	62.9	48.0	—	48.0
Total	$2,252.3	$1,224.9	$1,027.4	$2,003.7	$1,098.6	$905.1

Schedule of Changes in Property, Plant and Equipment
The following table explains the changes in property, plant and equipment during the year ended January 31, 2020:

	Carrying amount as at January 31, 2019	Additions [a]	Business combinations	Transfer to right-of-use assets (Note 11)	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2020
Tooling	$292.4	$111.8	$2.0	$—	$—	$(90.4)	$(2.3)	$313.5
Equipment	348.1	133.6	—	(4.7)	(1.0)	(69.6)	(2.8)	403.6
Building	216.6	32.1	19.7	(2.6)	(0.4)	(17.3)	(0.7)	247.4
Land	48.0	2.1	13.3	—	—	—	(0.5)	62.9
Total	$905.1	$279.6	$35.0	$(7.3)	$(1.4)	$(177.3)	$(6.3)	$1,027.4
[a]
Government assistance of $1.1 million has been recorded against the additions.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2019:

	Carrying amount as at January 31, 2018	Additions [a]	Business combinations	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2019 [b]
Tooling	$255.4	$119.4	$0.4	$(0.1)	$(83.2)	$0.5	$292.4
Equipment	273.9	127.6	4.9	(0.3)	(57.7)	(0.3)	348.1
Building	192.0	29.1	9.5	—	(15.1)	1.1	216.6
Land	45.5	0.8	0.6	—	—	1.1	48.0
Total	$766.8	$276.9	$15.4	$(0.4)	$(156.0)	$2.4	$905.1
[a]
Government assistance of $1.2 million has been recorded against the additions.
[b]
Leased equipment of $4.7 million and leased building of $2.6 million are included in the carrying amount.